Financial Income and Expenses - Schedule of Financial Income and Financial Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Income and Financial Expenses [Line Items]
Interest income	$ 1,502	$ 1,078	$ 1,088
Fair value adjustments
Financial income	2,062	2,357	2,570
Interest on Innovatus loan		(1,775)	(5,232)
Interest on OrbiMed loan	(10,830)	(5,456)
Interest on other loans and leases	(786)	(398)	(350)
Innovatus debt extinguishment cost		(3,130)
GPS amendment: additional consideration payment in cash			(250)
GPS amendment: additional consideration payment in shares			(878)
Impairment intangible assets	(160)
Other financial expenses	(545)	(323)	(190)
Fair value adjustments
Financial expenses, net	(23,030)	(15,322)	(18,342)
Exact Sciences 5-year warrants [Member]
Fair value adjustments
Fair value adjustments, Financial income		1,037
Fair value adjustments
Fair value adjustments, Financial expenses			(2,153)
Innovatus derivative instrument [Member]
Fair value adjustments
Fair value adjustments, Financial income		165	719
NovioGendix contingent consideration [Member]
Fair value adjustments
Fair value adjustments, Financial income		71
Fair value adjustments
Fair value adjustments, Financial expenses	(112)		(49)
Right to prepay OrbiMed loan [Member]
Fair value adjustments
Fair value adjustments, Financial income	298	6
Right to pay Exosome earnout in shares [Member]
Fair value adjustments
Fair value adjustments, Financial income	233
Right to pay GPS earnout in shares [Member]
Fair value adjustments
Fair value adjustments, Financial income	29		763
Fair value adjustments
Fair value adjustments, Financial expenses		(261)
GPS contingent consideration [Member]
Fair value adjustments
Fair value adjustments, Financial expenses	(10,105)	$ (3,979)	(9,105)
Exosome contingent consideration [Member]
Fair value adjustments
Fair value adjustments, Financial expenses	(490)
Kreos derivative instrument [Member]
Fair value adjustments
Fair value adjustments, Financial expenses			$ (135)